CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2013	$ 4,495	$ 20,927	$ (58,625)	$ (7,153)		$ (40,356)
Balance, shares at Dec. 31, 2013	8,041,698
Exercise of stock options	$ 12	8				20
Exercise of stock options, shares	20,000
Stock based compensation		14				14
Net income (loss)			1,431			1,431
Translation adjustment				(168)		(168)
Balance at Dec. 31, 2014	$ 4,507	20,949	(57,194)	(7,321)		(39,059)
Balance, shares at Dec. 31, 2014	8,061,698
Insuance of common stock	$ 1,421	318				1,739
Insuance of common stock, shares	2,900,000
Net income (loss)			(4,702)			(4,702)
Translation adjustment				(186)		(186)
Balance at Dec. 31, 2015	$ 5,928	21,267	(61,896)	(7,507)		$ (42,208)
Balance, shares at Dec. 31, 2015	10,961,698					10,961,698
Exercise of stock options, shares
Insuance of common stock	$ 4,727	1,861				$ 6,588
Insuance of common stock, shares	10,038,302
Non controlling interest in subsidiaries					153	153
Stock based compensation
Net income (loss)			2,342			2,342
Translation adjustment				(352)		(352)
Balance at Dec. 31, 2016	$ 10,655	$ 23,128	$ (59,554)	$ (7,859)	$ 153	$ (33,477)
Balance, shares at Dec. 31, 2016	21,000,000					21,000,000